SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
Schedule of short term investments

	As of December 31,
	2023	2024
	RMB	RMB
Structured bank financial products	857,924	362,195
Time deposit	728,081	—
Total short-term investments	1,586,005	362,195